BUSINESS COMBINATIONS - Schedule Of Intangible Asset Acquired (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		$ 34,176	$ 16,282	$ 16,305
Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill		18,306
Intangible assets and goodwill		36,560	$ 18,240	$ 18,249
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		17,756
Shaw Communications Inc. | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 18,160
Shaw Communications Inc. | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		(404)
Shaw Communications Inc. | Total intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		5,570
Shaw Communications Inc. | Total intangible assets | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill	5,974
Shaw Communications Inc. | Total intangible assets | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		(404)
Shaw Communications Inc. | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		5,496
Shaw Communications Inc. | Customer relationships | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill	5,880
Shaw Communications Inc. | Customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		(384)
Shaw Communications Inc. | Brand names
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		56
Shaw Communications Inc. | Brand names | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill	75
Shaw Communications Inc. | Brand names | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		(19)
Shaw Communications Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		18
Shaw Communications Inc. | Other intangible assets | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill	19
Shaw Communications Inc. | Other intangible assets | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		(1)
Shaw Communications Inc. | Goodwill
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		12,186
Shaw Communications Inc. | Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 12,186
Shaw Communications Inc. | Goodwill | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		$ 0